RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2013
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
Schedule of the statements of financial position location and carrying value of the Company's derivative instruments

December 31, 2013	Derivative Instruments Used as Cash Flow Hedges	Derivative Instruments Used as Net Investment Hedges	Non- Qualifying Derivative Instruments	Total Gross Derivative Instruments as Presented	Amounts Available for Offset	Total Net Derivative Instruments
(millions of Canadian dollars)
Accounts receivable and other (Note 8)
Foreign exchange contracts	16	11	51	78	(26)	52
Interest rate contracts	171	-	12	183	(27)	156
Commodity contracts	4	-	114	118	(64)	54
Other contracts	2	-	4	6	-	6
	193	11	181	385	(117)	268
Deferred amounts and other assets (Note 13)
Foreign exchange contracts	7	33	27	67	(62)	5
Interest rate contracts	249	-	1	250	(47)	203
Commodity contracts	9	-	86	95	(67)	28
Other contracts	1	-	-	1	-	1
	266	33	114	413	(176)	237
Accounts payable and other (Note 16)
Foreign exchange contracts	(2)	(4)	(69)	(75)	26	(49)
Interest rate contracts	(387)	-	(16)	(403)	45	(358)
Commodity contracts	(14)	-	(345)	(359)	64	(295)
	(403)	(4)	(430)	(837)	135	(702)
Other long-term liabilities (Note 18)
Foreign exchange contracts	(4)	(31)	(435)	(470)	62	(408)
Interest rate contracts	(68)	-	(1)	(69)	29	(40)
Commodity contracts	(2)	-	(854)	(856)	67	(789)
	(74)	(31)	(1,290)	(1,395)	158	(1,237)
Total net derivative asset/(liability)
Foreign exchange contracts	17	9	(426)	(400)	-	(400)
Interest rate contracts	(35)	-	(4)	(39)	-	(39)
Commodity contracts	(3)	-	(999)	(1,002)	-	(1,002)
Other contracts	3	-	4	7	-	7
	(18)	9	(1,425)	(1,434)	-	(1,434)

December 31, 2012	Derivative Instruments Used as Cash Flow Hedges	Derivative Instruments Used as Net Investment Hedges	Non- Qualifying Derivative Instruments	Total Gross Derivative Instruments as Presented	Amounts Available for Offset	Total Net Derivative Instruments
(millions of Canadian dollars)
Accounts receivable and other (Note 8)
Foreign exchange contracts	4	16	210	230	(101)	129
Interest rate contracts	7	-	9	16	(9)	7
Commodity contracts	9	-	119	128	(28)	100
Other contracts	3	-	6	9	-	9
	23	16	344	383	(138)	245
Deferred amounts and other assets (Note 13)
Foreign exchange contracts	11	79	225	315	(40)	275
Interest rate contracts	18	-	12	30	(25)	5
Commodity contracts	1	-	59	60	(32)	28
Other contracts	2	-	1	3	-	3
	32	79	297	408	(97)	311
Accounts payable and other (Note 16)
Foreign exchange contracts	(5)	-	(100)	(105)	101	(4)
Interest rate contracts	(673)	-	-	(673)	9	(664)
Commodity contracts	(3)	-	(294)	(297)	28	(269)
	(681)	-	(394)	(1,075)	138	(937)
Other long-term liabilities (Note 18)
Foreign exchange contracts	(41)	(5)	(23)	(69)	40	(29)
Interest rate contracts	(290)	-	(15)	(305)	25	(280)
Commodity contracts	(2)	-	(387)	(389)	32	(357)
	(333)	(5)	(425)	(763)	97	(666)
Total net derivative asset/(liability)
Foreign exchange contracts	(31)	90	312	371	-	371
Interest rate contracts	(938)	-	6	(932)	-	(932)
Commodity contracts	5	-	(503)	(498)	-	(498)
Other contracts	5	-	7	12	-	12
	(959)	90	(178)	(1,047)	-	(1,047)

Schedule of the maturity and notional principal or quantity outstanding related to the Company's derivative instruments

December 31, 2013	2014	2015	2016	2017	2018	Thereafter
Foreign exchange contracts - United States dollar forwards - purchase (millions of United States dollars)	710	25	25	413	2	4
Foreign exchange contracts - United States dollar forwards - sell (millions of United States dollars)	2,795	2,751	2,323	2,557	1,649	3,771
Foreign exchange contracts - Euro forwards - purchase (millions of Euros)	5	28	-	-	-	-
Interest rate contracts - short-term borrowings (millions of Canadian dollars)	5,007	5,210	5,030	3,965	274	267
Interest rate contracts - long-term debt (millions of Canadian dollars)	5,736	1,779	1,814	1,090	-	-
Equity contracts (millions of Canadian dollars)	40	41	-	-	-	-
Commodity contracts - natural gas (billions of cubic feet)	17	(8)	10	11	46	-
Commodity contracts - crude oil (millions of barrels)	(34)	(29)	(23)	(18)	(9)	-
Commodity contracts - NGL (millions of barrels)	(10)	(2)	-	-	-	-
Commodity contracts - power (megawatt hours (MWH))	55	5	20	40	30	8

December 31, 2012	2013	2014	2015	2016	2017	Thereafter
Foreign exchange contracts - United States dollar forwards - purchase (millions of United States dollars)	558	468	25	25	413	6
Foreign exchange contracts - United States dollar forwards - sell (millions of United States dollars)	2,088	2,402	2,751	2,323	2,557	158
Foreign exchange contracts - Euro forwards - purchase (millions of Euros)	6	-	-	-	-	-
Interest rate contracts - short-term borrowings (millions of Canadian dollars)	3,644	3,591	3,455	3,157	2,841	171
Interest rate contracts - long-term debt (millions of Canadian dollars)	4,590	3,055	1,760	1,142	-	-
Equity contracts (millions of Canadian dollars)	39	36	-	-	-	-
Commodity contracts - natural gas (billions of cubic feet)	55	19	10	10	11	3
Commodity contracts - crude oil (millions of barrels)	37	38	29	23	18	9
Commodity contracts - NGL (millions of barrels)	1	2	-	-	-	-
Commodity contracts - power (MWH)	51	67	48	63	83	66

Schedule of effect of cash flow hedges and net investment hedges on the Company's consolidated earnings and consolidated comprehensive income, before the effect of income taxes

Year ended December 31,	2013	2012	2011
(millions of Canadian dollars)
Amount of unrealized gains/(loss) recognized in OCI
Cash flow hedges
Foreign exchange contracts	56	(12)	(22)
Interest rate contracts	814	(46)	(724)
Commodity contracts	(9)	52	72
Other contracts	(2)	(3)	6
Net investment hedges
Foreign exchange contracts	(81)	1	(26)
	778	(8)	(694)
Amount of gains/(loss) reclassified from AOCI to earnings (effective portion)
Foreign exchange contracts[1]	(8)	1	1
Interest rate contracts[2]	107	(1)	(10)
Commodity contracts[3]	1	(3)	(55)
Other contracts[4]	-	2	(2)
	100	(1)	(66)
Amount of gains/(loss) reclassified from AOCI to earnings (ineffective portion and amount excluded from effectiveness testing)
Interest rate contracts[2]	51	23	11
Commodity contracts[3]	(3)	(3)	5
	48	20	16

1            Reported within Other income/(expense) in the Consolidated Statements of Earnings.

2            Reported within Interest expense in the Consolidated Statements of Earnings.

3            Reported within Commodity costs in the Consolidated Statements of Earnings.

4            Reported within Operating and administrative expense in the Consolidated Statements of Earnings.

Schedule of unrealized gains and losses associated with changes in the fair value of the Company's non-qualifying derivatives

Year ended December 31,	2013	2012	2011
(millions of Canadian dollars)
Foreign exchange contracts[1]	(738)	120	(179)
Interest rate contracts[2]	(10)	(2)	9
Commodity contracts[3]	(496)	(765)	280
Other contracts[4]	(3)	(2)	4
Total unrealized derivative fair value gains/(loss)	(1,247)	(649)	114

1    Reported within Transportation and other services revenues (2013 - $352 million loss; 2012 - $150 million gain; 2011 - $77 million loss) and Other income/(expense) (2013 - $386 million loss; 2012 - $30 million loss; 2011 - $102 million loss) in the Consolidated Statements of Earnings.

2    Reported within Interest expense in the Consolidated Statements of Earnings.

3    Reported within Transportation and other services revenues (2013 - $375 million loss; 2012 - $681 million loss; 2011 - $216 million gain), Commodity costs (2013 - $35 million loss; 2012 - $21 million loss; 2011 - $61 million gain) and Operating and administrative expense (2013 - $86 million loss; 2012 - $63 million loss; 2011 - $3 million gain) in the Consolidated Statements of Earnings.

4    Reported within Operating and administrative expense in the Consolidated Statements of Earnings.

Schedule of group credit concentrations and maximum credit exposure, with respect to derivative instruments

December 31,	2013	2012
(millions of Canadian dollars)
Canadian financial institutions	230	306
United States financial institutions	227	129
European financial institutions	192	244
Other[1]	97	128
	746	807

1            Other is comprised of commodity clearing house and physical natural gas and crude oil counterparties.

Schedule of derivative assets and liabilities measured at fair value

December 31, 2013	Level 1	Level 2	Level 3	Total Gross Derivative Instruments
(millions of Canadian dollars)
Financial assets
Current derivative assets
Foreign exchange contracts	-	78	-	78
Interest rate contracts	-	183	-	183
Commodity contracts	6	42	70	118
Other contracts	-	6	-	6
	6	309	70	385
Long-term derivative assets
Foreign exchange contracts	-	67	-	67
Interest rate contracts	-	250	-	250
Commodity contracts	-	72	23	95
Other contracts	-	1	-	1
	-	390	23	413
Financial liabilities
Current derivative liabilities
Foreign exchange contracts	-	(75)	-	(75)
Interest rate contracts	-	(403)	-	(403)
Commodity contracts	(9)	(248)	(102)	(359)
	(9)	(726)	(102)	(837)
Long-term derivative liabilities
Foreign exchange contracts	-	(470)	-	(470)
Interest rate contracts	-	(69)	-	(69)
Commodity contracts	-	(701)	(155)	(856)
	-	(1,240)	(155)	(1,395)
Total net financial asset/(liability)
Foreign exchange contracts	-	(400)	-	(400)
Interest rate contracts	-	(39)	-	(39)
Commodity contracts	(3)	(835)	(164)	(1,002)
Other contracts	-	7	-	7
	(3)	(1,267)	(164)	(1,434)

December 31, 2012	Level 1	Level 2	Level 3	Total Gross Derivative Instruments
(millions of Canadian dollars)
Financial assets
Current derivative assets
Foreign exchange contracts	-	230	-	230
Interest rate contracts	-	16	-	16
Commodity contracts	3	7	118	128
Other contracts	-	9	-	9
	3	262	118	383
Long-term derivative assets
Foreign exchange contracts	-	315	-	315
Interest rate contracts	-	30	-	30
Commodity contracts	-	51	9	60
Other contracts	-	3	-	3
	-	399	9	408
Financial liabilities
Current derivative liabilities
Foreign exchange contracts	-	(105)	-	(105)
Interest rate contracts	-	(673)	-	(673)
Commodity contracts	(9)	(212)	(76)	(297)
	(9)	(990)	(76)	(1,075)
Long-term derivative liabilities
Foreign exchange contracts	-	(69)	-	(69)
Interest rate contracts	-	(305)	-	(305)
Commodity contracts	-	(314)	(75)	(389)
	-	(688)	(75)	(763)
Total net financial asset/(liability)
Foreign exchange contracts	-	371	-	371
Interest rate contracts	-	(932)	-	(932)
Commodity contracts	(6)	(468)	(24)	(498)
Other contracts	-	12	-	12
	(6)	(1,017)	(24)	(1,047)

Schedule of significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments

December 31, 2013	Fair Value	Unobservable Input	Minimum Price	Maximum Price	Weighted Average Price
(fair value in millions of Canadian dollars)
Commodity contracts - financial[1]
Natural gas	4	Forward gas price	3.64	5.18	4.37	$/mmbtu	[3]
Crude	1	Forward crude price	67.52	103.86	72.84	$/barrel
NGL	(8)	Forward NGL price	1.00	2.26	1.53	$/gallon
Power	(141)	Forward power price	43.50	67.67	57.62	$/MWH
Commodity contracts - physical[1]
Natural gas	(22)	Forward gas price	3.36	5.29	4.18	$/mmbtu	[3]
Crude	(10)	Forward crude price	64.73	113.19	92.15	$/barrel
NGL	4	Forward NGL price	0.02	2.68	1.59	$/gallon
Power	(1)	Forward power price	32.40	38.98	35.07	$/MWH
Commodity options[2]
Natural gas	2	Option volatility	25%	31%	28%
NGL	7	Option volatility	22%	44%	31%
	(164)

1            Financial and physical forward commodity contracts are valued using a market approach valuation technique.

2            Commodity options contracts are valued using an option model valuation technique.

3            One million British thermal units (mmbtu).

Schedule of changes in net fair value of derivative assets and liabilities classified as Level 3 in the fair value hierarchy

Year ended December 31,	2013	2012
(millions of Canadian dollars)
Level 3 net derivative asset/(liability) at beginning of period	(24)	32
Total gains/(loss)
Included in earnings[1]	(100)	(69)
Included in OCI	-	13
Settlements	(40)	-
Level 3 net derivative liability at end of period	(164)	(24)

1            Reported within Transportation and other services revenues, Commodity costs and Operating and administrative expense in the Consolidated Statements of Earnings.